COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of take-or-pay contracts

	Payments in the period
Type of service	2022	2023	2024	2025	2026	After 2026	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	1,568,658	2,068,319	1,978,202	2,006,831	1,606,684	2,064,282	7,655,999
Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets.	2,191,442	583,152	594,244	507,377	410,711	677,094	2,189,426
Processing of slag generated during pig iron and steel production.	84,140	22,981	22,879				22,879
Oil Storage and Handling	2,567	2,754	766				766
Labor and consultancy services	33,300	31,391	24,207	24,207	24,207	96,826	169,447
	3,880,107	2,708,597	2,620,298	2,538,415	2,041,602	2,838,202	10,038,517